SUBSEQUENT EVENTS (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 28, 2021	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 1,118,634			$ 1,785,882	$ 923,994
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		243,299	20,000	320,796	320,796
Stock Issued During Period, Value, New Issues		$ 243			$ 321
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 250,000
Subsequent Event [Member] | Revolving Credit Facility [Member] | Manchester Explorer L P [Member]
Subsequent Event [Line Items]
Long-term Line of Credit	$ 3,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	30,864